                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended September 30, 2005
                                              --------------------------

Check here if Amendment [ ]; Amendment Number:
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:  Marshfield Associates
       -------------------------------------------------------------------------

Address: 21 Dupont Circle, NW
         -----------------------------------------------------------------------
         Suite 500
         -----------------------------------------------------------------------
         Washington, DC 20036
         -----------------------------------------------------------------------


Form 13F File Number:  28-03998
                          -------------


The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Julie Stapel
       -------------------------------------------------------------------------
Title: General Counsel
       -------------------------------------------------------------------------
Phone: 202-828-6200
       -------------------------------------------------------------------------


Signature, Place, and Date of Signing:

/s/ Julie Stapel           Washington, DC                November 14, 2005
-----------------------    --------------------------    -----------------
[Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
       ---------------------------    -----------------------------
    [Repeat as necessary.]

                              Marshfield Associates
                                    FORM 13F
                                September 30, 2005


                                                                                                              Voting Authority
                                                                                                          -------------------------
                                                            Value       Shares/  Sh/ Put/ Invstmt Other
Name of Issuer                  Title of class   CUSIP      (x$1000)    Prn Amt  Prn Call Dscretn Managers Sole    Shared    None
------------------------------  --------------- ----------  --------    -------- --- ---- ------- -------- ------- ------- --------

American Express Company        COM             025816109        293        5100  SH       Sole               5100
Autozone Inc.                   COM             053332102      76879      923466  SH       Sole             923466
Berkshire Hathaway Class A      COM             084670108      22468         274  SH       Sole                274
Berkshire Hathaway Class B      COM             084670207      33528       12277  SH       Sole              12277
Citigroup                       COM             172967101      87429     1920663  SH       Sole            1920663
ExxonMobil Corporation          COM             30231G102        227        3580  SH       Sole               3580
Fairfax Financial Hldgs LTD     COM             303901102      17480      100520  SH       Sole             100520
First Data Corp                 COM             319963104        297        7416  SH       Sole               7416
Freddie Mac                     COM             313400301        728       12890  SH       Sole              12890
Gannett Inc.                    COM             364730101      10826      157282  SH       Sole             157282
General Electric Company        COM             369604103       1173       34844  SH       Sole              34844
Heineken Holdings NV            COM             N39338178        634       21447  SH       Sole              21447
HomeFed Corp                    COM             43739D307       1703       29359  SH       Sole              29359
Johnson & Johnson               COM             478160104       8356      132047  SH       Sole             132047
Leucadia National Corporation   COM             527288104      33812      784491  SH       Sole             784491
Lindt & Sprungli AG Part Cert   COM                              245         145  SH       Sole                145
Marsh & McLennan                COM             571748102      47349     1558058  SH       Sole            1558058
Martin Marietta Materials       COM             573284106     122780     1564876  SH       Sole            1564876
Mohawk Industries               COM             608190104      22083      275182  SH       Sole             275182
Montpelier Re Holdings Ltd      COM             G62185106      40071     1612502  SH       Sole            1612502
Nestle ADR (Regular Shares)     COM             641069406        984       13392  SH       Sole              13392
Nestle SA Cham et Vevey (Regis  COM             H57312466        639        2175  SH       Sole               2175
Nike Inc Cl B                   COM             654106103        265        3240  SH       Sole               3240
Odyssey Re Holdings             COM             67612W108      99115     3880790  SH       Sole            3880790
Pfizer Inc.                     COM             717081103        854       34216  SH       Sole              34216
Sealed AirCorp                  COM             81211K100      17006      358329  SH       Sole             358329
State Street Corp               COM             857477103        538       11000  SH       Sole              11000
Student Loan Corp               COM             863902102        557        2350  SH       Sole               2350
Vulcan Materials Co             COM             929160109        230        3102  SH       Sole               3102
Washington Post Co Cl B         COM             939640108       3445        4293  SH       Sole               4293
Wells Fargo & Company           COM             949746101      53991      921816  SH       Sole             921816
White Mountains Insurance Grou  COM             G9618E107     136918      226685  SH       Sole             226685
YUM! Brands Inc                 COM             988498101     103220     2132203  SH       Sole            2132203
REPORT SUMMARY                  33 DATARECORDS                946123               0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED